Loans and borrowings (Details 2) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Current portion
Current portion of non-current borrowings		₨ 4,804	$ 58	₨ 1,017
Non-current portion
Non-current portion of non-current borrowings		1,278	$ 16	5,746
Obligations Under Leases [Member]
Current portion
Current lease liabilities		1,004		1,017
Non-current portion
Non-current lease liabilities		1,278		1,946
Non-convertible debentures by the APSL subsidiary [Member]
Current portion
Current portion of non-current borrowings	[1]	3,800		0
Non-current portion
Non-current portion of non-current borrowings	[1]	₨ 0		₨ 3,800

[1]	“APSL subsidiary” refers to Aurigene Pharmaceutical Services Limited.